Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Provision for income tax	$ 110	$ 80	$ 210	$ 220	$ 569	$ 311
Effective income tax rate, percent (less than)			1.00%		(0.70%)	(0.60%)
Unrecognized tax benefits beginning balance					$ 2,236	$ 405	$ 271
Domestic Tax Authority [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Open tax year							2018